AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 24, 2016

AI HILLCREST SMALL CAP VALUE FUND

(Ticker Symbols: HLCIX, HLCAX, HLCCX)

Effective immediately, the name of the Fund is changed to the American Independence Hillcrest Small Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE